Goodwill - Summary of Schedule of Goodwill (Detail) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance, goodwill	$ 5,377	$ 5,377
Change	0
Impairment charge	0	(5,377)
Ending balance, goodwill	$ 5,377	$ 0